GSMBS 2022-NQM2 ABS-15G/A

Exhibit 99.4 - Schedule 4

Client Name:
Client Project Name:	GSMBS 2022-NQM2
Start - End Dates:	2/25/2019 - 3/29/2022
Deal Loan Count:	52

Loan Level Tape Compare Upload

Loans in Report	52

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Combined LTV	XXXX	XXXX
XXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXX	XXXXXX	Original LTV	XXXX	XXXX
XXXX	XXXXXX	Combined LTV	XXXX	XXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Loan Purpose	Rate and Term Refi	Cashout Refi
XXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXX	XXXXXX	Original LTV	XXXX	XXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Documentation Type	Full Doc	Alt Doc/Bank Statements
XXXX	XXXXXX	Lender Application Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Documentation Type	Full Doc	Alt Doc/Bank Statements
XXXX	XXXXXX	Lender Application Date	XXXXXX	XXXXXX

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